Marketable Equity Securities	12 Months Ended
Dec. 31, 2025
Investment in Marketable Securities [Abstract]
MARKETABLE EQUITY SECURITIES

NOTE 12 — MARKETABLE EQUITY SECURITIES

Marketable equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings.

Marketable equity securities consisted of the following:

	As of December 31,
	2024	2025
Cost	$—	$4,977,798
Unrealized gains	—	2,300
Total	$—	$4,980,098

The equity securities primarily consist of 830,000 shares of XMax Inc. (the “XWIN Shares”), which are listed on the Nasdaq Capital Market under the ticker symbol “XWIN” (2024: Nil). As of December 31, 2025, the XWIN Shares had a cost of $4,977,798 (2024: Nil) and a fair value of $4,980,098 (2024: Nil).

The XWIN Shares are pledged as collateral to secure other borrowings of $2,009,569 (2024: nil), which are included in current liabilities as of December 31, 2025.

The unrealized gains on marketable equity securities were $2,300 for the year ended December 31, 2025 (2024: Nil).

The Company determines the fair value of marketable equity securities using Level 1 inputs based on quoted market prices in active markets.